Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [table]
Income	€ 20,093	€ 17,227	€ 17,125
Taxation	2,306	1,070	1,652
Non-controlling interests	128	78	99
Basic earnings	5,951	2,250	3,903
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Income	(1,603)	410	1,181
Taxation	(429)	176	303
Basic earnings	(1,174)	234	878
Results IFRS-EU [member]
Disclosure of operating segments [table]
Income	18,490	17,637	18,306
Expenses	11,708	13,828	11,472
Taxation	1,877	1,246	1,955
Non-controlling interests	128	78	99
Basic earnings	4,776	2,485	4,781
Net Result IFRS Attribuatble to Equity Holder of Parent
Disclosure of operating segments [table]
Income	20,093	17,227	17,125
Expenses	11,708	13,828	11,472
Taxation	2,306	1,070	1,652
Non-controlling interests	128	78	99
Basic earnings	€ 5,951	€ 2,250	€ 3,903